INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31,		December 31,
		2012		2011
Deferred income tax assets:

Net operating loss carryforward		$8,327,426		$6,472,383
Option compensation		1,630,140		1,333,021
Property, plant & equipment		423,904		307,376
Exploration costs		570,719		632,947
Reclamation and remediation costs		235,318		200,318

Gross deferred income tax assets		11,187,507		8,946,045
Less: valuation allowance		(726,050)		(691,050)

Net deferred income tax assets		10,461,457		8,254,995

Deferred income tax liabilities:

Unrealized gains on investments		(10,961)		(13,556)
Acquisition related liabilities		(11,067,191)		(11,067,191)

Net deferred income tax liabilities	$	(616,695)	$	(2,825,752)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,	December 31,
	2012	2011

Income tax benefit at statutory tax rate	$2,232,731	$2,267,658

Reconciling items:
Non-deductible items	8,731	(22,602)
Change in valuation allowance	(35,000)	345,337

Income tax benefit	$2,206,462	$2,590,393